Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Net sales	$ 384,714	$ 406,699
Cost of sales	286,745	294,296
Gross profit	97,969	112,403
Selling, general and administrative expenses	55,577	58,911
Research and development costs	5,129	5,061
Other expenses, net	2,475	1,832
Restructuring expenses	89	1,266
Income from operations	34,699	45,333
Interest and other financial expense, net	6,443	8,382
Income from operations before income taxes and equity in earnings of affiliated companies	28,256	36,951
Income tax expense	9,439	10,346
Equity in earnings of affiliated companies, net of tax	137	149
Net income	$ 18,954	$ 26,754
Weighted-average shares outstanding (in thousands of shares):
Basic (in shares)	59,518	59,320
Diluted (in shares)	61,113	60,926
Earnings per share (USD per share):
Basic (in USD per share)	$ 0.32	$ 0.45
Diluted (in USD per share)	$ 0.31	$ 0.44